Balance Sheets (Parenthetical) - USD ($)	Aug. 31, 2016	May 31, 2016	May 31, 2015
Accumulated Depreciation	$ 3,750
Accumulated Amortization	$ 6,250
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, issued shares	1,200,000	1,200,000	1,000,000
Preferred stock, outstanding shares	1,200,000	1,200,000	1,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	100,000,000	100,000,000	100,000,000
Common stock, Issued	14,112,151	13,040,471	12,168,905
Common stock, outstanding	14,112,151	13,040,471	12,168,905
Loans Payable [Member]
Capitalized financing costs	$ 95,525
Convertible Notes Payable [Member]
Capitalized financing costs	6,105	$ 7,735
Line of Credit [Member]
Capitalized financing costs	$ 295,333	$ 0